SCHEDULE OF CONCENTRATION RISK (Details)	12 Months Ended
	Jun. 30, 2026		Jun. 30, 2025		Jun. 30, 2024
Customer A [member] | Revenue [member]
IfrsStatementLineItems [Line Items]
Concentration risk		[1]		[1]	18.97%
Customer A [member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Concentration risk	15.16%		13.53%
Customer B [member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Concentration risk	20.57%		11.77%

[1]	Less than 10%